Related Parties (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Commissions paid by company to its CEO	$ 0	$ 26,250	$ 47,750	$ 40,250
Accounting and tax service fees	$ 0	$ 24,918	$ 33,018	$ 23,317
Percentage of gross profits payable for royalties to licensors	10.00%		10.00%